Summary of Significant Accounting Policies (Details 1) - QDM Holdings Limited [Member] - USD ($)	6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Mar. 31, 2020
Office Equipment [Member]
Depreciation rate	20%	20%	20%
Estimated residual value
Leasehold Improvements [Member]
Depreciation rate	Shorter of lease term or 20%	Shorter of lease term or 20%	Shorter of lease term or 20%
Estimated residual value